Nature of business (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Nature of business [abstract]
Schedule of ownership percentage in subsidiaries
		Ownership percentage as at
Entity Name	Country	December 31, 2021	December 31, 2020	December 31, 2019
		%	%	%
FSD Biosciences Inc.	USA	100	100	-
Prismic Pharmaceuticals Inc.	USA	100	100	100
FV Pharma Inc.	Canada	100	100	100
Lucid Psycheceuticals Inc.	Canada	100	-	-